Senior Subordinated Secured Notes and Secured Indebtedness (Condensed Consolidated Statement of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												9 Months Ended		12 Months Ended																		3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Delaware Lyon [Member]	Dec. 31, 2010 Delaware Lyon [Member]	Dec. 31, 2009 Delaware Lyon [Member]	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Dec. 31, 2009 California Lyon [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Eliminating Entries [Member]	Dec. 31, 2010 Eliminating Entries [Member]	Dec. 31, 2009 Eliminating Entries [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Delaware Lyon [Member]	Sep. 30, 2011 Predecessor [Member] Delaware Lyon [Member]	Sep. 30, 2011 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Sep. 30, 2011 Predecessor [Member] California Lyon [Member]	Sep. 30, 2011 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Sep. 30, 2011 Predecessor [Member] Eliminating Entries [Member]	Sep. 30, 2011 Predecessor [Member] Eliminating Entries [Member]
Operating revenue
Home sales															$ 207,055	$ 284,069	$ 275,094				$ 176,992	$ 263,864	$ 229,854	$ 19,954	$ 16,595	$ 39,619	$ 10,109	$ 3,610	$ 5,621				$ 85,942	$ 246,102			$ 68,008	$ 111,159	$ 10,629	$ 32,105	$ 7,305	$ 102,838			$ 16,687	$ 53,703	$ 148,072				$ 10,024	$ 49,199	$ 132,111	$ 4,316	$ 3,472	$ 11,307	$ 2,347	$ 1,032	$ 4,654
Construction services															19,768	10,629	34,149				19,768	10,629	34,149										7,045	16,473			7,045	16,473							8,883	6,027	13,579				8,883	6,027	13,579
Management fees																					468	165	1,127							(468)	(165)	(1,127)					278	534					(278)	(534)							110	48	213							(110)	(48)	(213)
Revenues															226,823	294,698	309,243				197,228	274,658	265,130	19,954	16,595	39,619	10,109	3,610	5,621	(468)	(165)	(1,127)	92,987	262,575			75,331	128,166	10,629	32,105	7,305	102,838	(278)	(534)	25,570	59,730	161,651				19,017	55,274	145,903	4,316	3,472	11,307	2,347	1,032	4,654	(110)	(48)	(213)
Operating costs
Cost of sales															(188,723)	(246,177)	(351,126)				(162,148)	(228,542)	(308,639)	(18,225)	(16,167)	(38,142)	(8,818)	(1,633)	(5,472)	468	165	1,127	(70,795)	(215,130)			(57,050)	(94,003)	(8,912)	(27,737)	(5,111)	(93,924)	278	534	(14,598)	(46,645)	(129,651)				(8,819)	(42,577)	(115,403)	(3,820)	(3,195)	(10,452)	(2,069)	(921)	(4,009)	110	48	213
Impairment loss of real estate assets														24,896	(128,314)	(111,860)	(45,269)				(70,742)	(111,860)	(45,269)				(57,572)																			(24,896)	(24,896)					(24,896)	(24,896)
Construction services															(18,164)	(7,805)	(28,486)				(18,164)	(7,805)	(28,486)										(6,410)	(15,061)			(6,410)	(15,061)							(8,223)	(5,611)	(12,438)				(8,223)	(5,611)	(12,438)
Sales and marketing															(16,848)	(19,746)	(17,636)				(14,528)	(17,953)	(14,820)	(1,318)	(1,208)	(2,308)	(1,002)	(585)	(508)				(4,172)	(8,835)			(3,219)	(6,493)	(643)	(1,679)	(310)	(663)			(1,944)	(4,187)	(13,283)				(1,496)	(3,704)	(11,701)	(260)	(257)	(867)	(188)	(226)	(715)
General and administrative															(22,411)	(25,129)	(21,027)				(22,070)	(24,795)	(20,733)	(340)	(313)	(276)	(1)	(21)	(18)				(7,080)	(18,959)			(7,008)	(18,767)	(70)	(186)	(2)	(6)			(3,302)	(4,765)	(16,687)				(3,246)	(4,662)	(16,431)	(56)	(103)	(255)			(1)
Other															(3,983)	(2,740)	(6,580)				(2,979)	(2,740)	(6,496)			(84)	(1,004)						(945)	(2,402)			(588)	(1,713)		(2)	(357)	(687)			(187)	(865)	(2,066)				(16)	(499)	(1,313)				(171)	(366)	(753)
Operating expenses															(378,443)	(413,457)	(470,124)				(290,631)	(393,695)	(424,443)	(19,883)	(17,688)	(40,810)	(68,397)	(2,239)	(5,998)	468	165	1,127	(89,402)	(260,387)			(74,275)	(136,037)	(9,625)	(29,604)	(5,780)	(95,280)	278	534	(28,254)	(86,969)	(199,021)				(21,800)	(81,949)	(182,182)	(4,136)	(3,555)	(11,574)	(2,428)	(1,513)	(5,478)	110	48	213
Equity in income of unconsolidated joint ventures															3,605	916	(420)				3,605	916	(420)																							(71)	3,605					(71)	3,605
(Loss) income from subsidiaries																		(193,330)	(136,786)	(20,525)	(59,588)	(1,053)	(4,780)		12	(411)				252,918	137,827	25,716			(752)	(7,611)	1,158	8,620					(406)	(1,009)				228,383	(39,634)	(62,030)	11,536	(707)	(1,900)							(239,919)	40,341	63,930
Operating (loss) income															(148,015)	(117,843)	(161,301)	(193,330)	(136,786)	(20,525)	(149,386)	(119,174)	(164,513)	71	(1,081)	(1,602)	(58,288)	1,371	(377)	252,918	137,827	25,716	3,585	2,188	(752)	(7,611)	2,214	749	1,004	2,501	1,525	7,558	(406)	(1,009)	(2,684)	(27,310)	(33,765)	228,383	(39,634)	(62,030)	8,753	(27,453)	(34,574)	180	(83)	(267)	(81)	(481)	(824)	(239,919)	40,341	63,930
Interest expense, net of amounts capitalized															(24,529)	(23,653)	(35,902)				(23,639)	(23,653)	(35,902)				(890)						(2,491)	(7,327)			(2,350)	(6,970)			(141)	(357)			(2,507)	(8,006)	(17,981)				(2,407)	(7,814)	(17,270)				(100)	(192)	(711)
Other income (expense), net															838	57	(3,802)				1,018	280	1,159	(131)	(235)	(4,990)	(49)	12	29				95	1,471			160	562	(53)	(45)	(12)	954			230	442	686				266	494	850	(25)	(35)	(124)	(11)	(17)	(40)
(Loss) income before reorganization items and provision for income taxes															(171,706)	(135,867)	(122,861)	(193,330)			(172,007)			(60)			(59,227)			252,918			1,189	(3,668)	(752)	(7,611)	24	(5,659)	951	2,456	1,372	8,155	(406)	(1,009)	(4,961)	(34,874)	(51,060)	228,383	(39,634)	(62,030)	6,612	(34,773)	(50,994)	155	(118)	(391)	(192)	(690)	(1,575)	(239,919)	40,341	63,930
Reorganization items															(21,182)						(21,182)												(712)	(1,894)			(712)	(1,895)		1					233,458	(4,826)	(10,902)				221,796	(4,826)	(10,902)	(1)			11,663
(Loss) income before benefit from income taxes	(130,926)	(39,700)	(11,085)	(11,177)	(114,647)	(8,042)	(4,659)	(8,519)	(81,624)	(11,720)	39,676	(69,193)			(192,888)	(135,867)	(122,861)	(193,330)	(136,786)	(20,525)	(193,189)	(136,975)	(121,112)	(60)	(1,316)	(6,592)	(59,227)	1,383	(348)	252,918	137,827	25,716	477	(5,562)	(752)	(7,611)	(688)	(7,554)	951	2,457	1,372	8,155	(406)	(1,009)	228,497	(39,700)	(61,962)	228,383	(39,634)	(62,030)	228,408	(39,599)	(61,896)	154	(118)	(391)	11,471	(690)	(1,575)	(239,919)	40,341	63,930
Provision for income taxes			(10)		347			65	101,830	56		22			(10)	412	101,908				(10)	412	101,908										(11)	(11)			(11)	(11)									(10)						(10)
Net (loss) income	(130,926)	(39,700)	(11,095)	(11,177)	(114,300)	(8,042)	(4,659)	(8,454)	20,206	(11,664)	39,676	(69,171)			(192,898)	(135,455)	(20,953)	(193,330)	(136,786)	(20,525)	(193,199)	(136,563)	(19,204)	(60)	(1,316)	(6,592)	(59,227)	1,383	(348)	252,918	137,827	25,716	466	(5,573)	(752)	(7,611)	(699)	(7,565)	951	2,457	1,372	8,155	(406)	(1,009)	228,497	(39,700)	(61,972)	228,383	(39,634)	(62,030)	228,408	(39,599)	(61,906)	154	(118)	(391)	11,471	(690)	(1,575)	(239,919)	40,341	63,930
Less: Net income attributable to noncontrolling interest	(374)	66	(76)	(48)	(1,451)	29	121	(30)	520	27	(289)	170			(432)	(1,331)	428										(432)	(1,331)	428				(1,218)	(2,038)							(1,218)	(2,038)			(114)	66	(58)										(114)	66	(58)
Net (loss) income attributable to William Lyon Homes	(131,300)	(39,634)	(11,171)	(11,225)	(115,751)	(8,013)	(4,538)	(8,484)	20,726	(11,637)	39,387	(69,001)			(193,330)	(136,786)	(20,525)	(193,330)	(136,786)	(20,525)	(193,199)	(136,563)	(19,204)	(60)	(1,316)	(6,592)	(59,659)	52	80	252,918	137,827	25,716	(752)	(7,611)	(752)	(7,611)	(699)	(7,565)	951	2,457	154	6,117	(406)	(1,009)	228,383	(39,634)	(62,030)	228,383	(39,634)	(62,030)	228,408	(39,599)	(61,906)	154	(118)	(391)	11,357	(624)	(1,633)	(239,919)	40,341	63,930
Preferred stock dividends													(840)																				(755)	(1,798)	(755)	(1,798)
Net (loss) income available to common stockholders																																	$ (1,507)	$ (9,409)	$ (1,507)	$ (9,409)	$ (699)	$ (7,565)	$ 951	$ 2,457	$ 154	$ 6,117	$ (406)	$ (1,009)